Management of Financial Risk (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Management of Financial Risk
Total Cash	$ 8,180	$ 37,384
Description of currency risk	A 5% change in exchange rates will increase or decrease the Company’s loss by approximately $169,000